CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2017	$ 13,611	$ 6,501	$ 1,950	$ (566)	$ 5,130	$ (13)	$ 240	$ 6,870
Net income (loss)	578	72	72				4	502
Other comprehensive income (loss)	3,027	835		(315)	1,146	4	36	2,156
Capital contributions	1,005	355	355					650
Distributions or dividends declared	(1,002)	(469)	(469)				(24)	(509)
Other	5	(9)	(7)		(2)		17	(3)
Change in year	3,613	784	(49)	(315)	1,144	4	33	2,796
Ending balance at Dec. 31, 2018	17,224	7,285	1,901	(881)	6,274	(9)	273	9,666
Net income (loss)	212	165	165				11	36
Other comprehensive income (loss)	1,447	515		(72)	579	8	20	912
Capital contributions	294							294
Distributions or dividends declared	(1,319)	(609)	(609)				(37)	(673)
Other	16	(8)	(5)	(3)			1	23
Change in year	650	63	(449)	(75)	579	8	(5)	592
Ending balance at Dec. 31, 2019	17,874	7,348	1,452	(956)	6,853	(1)	268	10,258
Net income (loss)	(2,819)	(2,738)	(2,738)				11	(92)
Other comprehensive income (loss)	2,129	769		(410)	1,185	(6)	(22)	1,382
Capital contributions	438	102	102					336
Return of capital	(82)							(82)
Distributions or dividends declared	(789)	(276)	(276)					(513)
Special distribution/TerraForm Power acquisition	(5,006)	(3,980)	(4,371)	20	392	(21)		(1,026)
Other	(20)	(48)	5	(4)	(49)		1	27
Change in year	(6,149)	(6,171)	(7,278)	(394)	1,528	(27)	(10)	32
Ending balance at Dec. 31, 2020	$ 11,725	$ 1,177	$ (5,826)	$ (1,350)	$ 8,381	$ (28)	$ 258	$ 10,290